Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

	As of December 31,
	2011	2012
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	757,266	759,122

Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	43,847,992	43,955,466
Customer relationship	11,771,028	11,781,636
Database license	8,300,000	8,300,000
Favorable lease term	7,692,972	7,692,972
Computer software licenses	4,941,947	5,447,113
Non-compete agreements	3,370,919	3,374,566
Customer contracts	770,204	772,092
Domain name	96,518	96,518

	268,241,580	268,870,363
Less: Accumulated amortization
Advertising agency agreement with SINA	(23,556,616)	(34,026,224)
License agreements with SINA	(18,148,500)	(26,214,500)
Exclusive rights with Baidu	(5,926,487)	(20,632,977)
Customer relationship	(2,256,989)	(4,359,757)
Database license	(2,197,060)	(3,173,531)
Favorable lease term	(333,867)	(455,271)
Computer software licenses	(1,686,246)	(2,804,503)
Non-compete agreements	(1,250,708)	(2,144,778)
Customer contracts	(373,381)	(761,504)
Domain name	(5,630)	(15,073)

Intangible assets subject to amortization, net	212,506,096	174,282,245

Total intangible assets, net	213,263,362	175,041,367

In 2011, the Group purchased exclusive rights from Baidu, Inc (“Baidu”) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100. Such rights will expire in August of 2014. The fair value of $43,847,992 was calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method and amounted to $891,441 and $1,882,804 for the year ended December 31, 2011 and 2012, respectively.

The Group paid nil, $9,435,994 and $14,249,180 in connection with the exclusive rights in 2010, 2011 and 2012, respectively.

Amortization expenses were $21,341,362, $28,864,727 and $38,701,651 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group expects to record amortization expenses of $38,482,390, $30,888,049, $21,450,113, $21,115,227 and $20,827,753 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.